UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5066

Smith Barney Arizona Municipals Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: August 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY ARIZONA MUNICIPALS

FUND INC.

FORM N-Q

AUGUST 31, 2004

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Municipal Bonds & Notes - 99.2%
General Obligation - 18.8%
		Maricopa County GO:
		Elementary School District No. 8, Osborne Elementary School District:
$1,000,000	A	7.500% due 7/1/09	$1,204,780
		Series A, FGIC-Insured:
210,000	AAA	5.875% due 7/1/14	226,315
390,000	AAA	(Call 7/1/06 @ 101), 5.875% due 7/1/14 (b)	423,766
650,000	AAA	Elementary School District No. 14, (Creighton School Improvement Project of 1990), Series C, FGIC-Insured, (Partially escrowed to maturity with U.S. government securities), 6.500% due 7/1/08	747,656
		Elementary School District No. 40, (Glendale School Improvement Project), AMBAC-Insured:
565,000	AAA	6.300% due 7/1/11(c)	591,589
435,000	AAA	Call 7/1/05 @ 101, 6.300% due 7/1/11 (b)(c)	456,959
1,000,000	AA	Unified High School District No. 210, (Phoenix Project of 1995), Series B, (Partially Pre-Refunded-Escrowed with U.S. government securities to 7/1/06 Call @ 101), 5.375% due 7/1/13	1,077,610
		Phoenix GO:
1,400,000	AA+	Refunding, Series A, 6.250% due 7/1/17 (d)	1,743,994
		Series B:
400,000	AA+	5.000% due 7/1/22	417,880
575,000	AA+	5.000% due 7/1/23	596,062
400,000	A+	Phoenix Special Assignment GO, Central Avenue Improvement District, 7.000% due 1/1/06	407,288
1,000,000	AAA	Pima County GO, Unified School District No. 1, Tucson, FGIC-Insured, 7.500% due 7/1/10 (d)	1,243,750
500,000	AAA	Pinal County Unified School District No. 43, GO, Apache Junction, Series A, FGIC-Insured, (Pre-Refunded-Escrowed with state and local government securities to 7/1/06 call @101), 5.850% due 7/1/15	543,065

			9,680,714

Hospitals - 15.4%
1,500,000	Ba2*	Arizona Health Facilities Authority, Hospital Systems Revenue, Phoenix Children’s Hospital, Series A, 6.125% due 11/15/22 (d)	1,431,075
		Maricopa County Hospital Revenue, Sun Health Corp.:
1,500,000	BBB	5.900% due 4/1/09 (d)	1,601,535
1,000,000	BBB	6.125% due 4/1/18	1,045,450
500,000	AAA	Maricopa County IDA, Hospital Revenue, Samaritan Health Services, Series A, MBIA-Insured, 7.000% due 12/1/16 (e)	629,230
3,000,000	AAA	Mesa IDA, Discovery Health Systems, Series A, MBIA-Insured, 5.625% due 1/1/29 (d)	3,202,320

			7,909,610

Housing: Multi-Family - 8.9%
		Maricopa County IDA, MFH Revenue:
500,000	AAA	Metro Gardens (Mesa Ridge Project), Series A, MBIA-Insured, 5.650% due 7/1/19	501,750
2,125,000	NR	Stanford Court Apartments, Series B, 6.250% due 7/1/18 (d)	1,886,979
		Phoenix IDA, MFH Revenue:
		Ventana Palms Apartments Project, Series A, MBIA-Insured:
150,000	Aaa*	6.100% due 10/1/19	161,046
950,000	Aaa*	6.150% due 10/1/29	1,016,737
970,000	AA	Woodstone & Silver Springs, Radian-Insured, 6.250% due 4/1/23	995,356

			4,561,868

See Notes to Schedule of Investments.

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Housing: Single-Family - 0.1%
$50,000	AAA	Phoenix IDA, Single-Family Mortgage Revenue, GNMA/FNMA/ FHLMC-Collateralized, 6.300% due 12/1/12 (f)	$51,581

Industrial Development - 6.6%
750,000	NR	Navajo County IDA, IDR, (Stone Container Corp. Project), 7.400% due 4/1/26 (f)	764,730
100,000	A-1+	Phoenix IDA Revenue, (Valley of the Sun YMCA Project), 1.350%, due 1/1/31 (g)	100,000
		Pima County IDA, Industrial Revenue Refunding:
450,000	AAA	FSA-Insured, 7.250% due 7/15/10	460,643
1,000,000	B+	Tucson Electric Power Co. Project, Series B, 6.000% due 9/1/29	1,000,330
1,000,000	AAA	Tucson IDA, Lease Revenue, University of Arizona/Marshall
		Foundation, Series A, AMBAC-Insured, 5.000% due 7/15/22	1,045,570

			3,371,273

Miscellaneous - 18.7%
170,000	AAA	Arizona State Municipal Financing Program, COP, Series 20, BIG-Insured, 7.625% due 8/1/06 (e)(g)	183,491
750,000	Aa1*	Arizona Student Loan Acquisition Authority, Student Loan Revenue, Series B, 6.600% due 5/1/10 (f)	768,900
500,000	AAA	Casa Grande Excise Tax Revenue, FGIC-Insured, (Call 4/1/05 @100), 6.200% due 4/1/15 (b)	513,255
		Phoenix Civic Improvement Corp., Excise Tax Revenue, Sr. Lien:
2,630,000	AAA	Adams Street Garage Project B, 5.375% due 7/1/29 (d)	2,765,918
2,350,000	AAA	Municipal Courthouse Project A, 5.375% due 7/1/10 (d)	2,471,448
		Sierra Vista Municipal Property Corp., Muni Facilities Revenue, AMBAC-Insured:
355,000	AAA	6.000% due 1/1/11	363,822
500,000	AAA	6.150% due 1/1/15	512,670
2,000,000	AAA	University of Arizona COP, Series B, AMBAC-Insured, 5.000% due 6/1/28 (d)	2,042,480

			9,621,984

Pollution Control - 14.1%
6,300,000	A-1	Apache County IDA Revenue, Tucson Electric Power, Series 83A, 1.400% due 12/15/18 (g)	6,300,000
1,000,000	B-	Coconino County Pollution Control Corp. Revenue Refunding, Nevada Power Co. Project, 6.375% due 10/1/36 (f)	971,380

			7,271,380

Transportation - 5.0%
		Phoenix Civic Improvement Corp., Airport Revenue, Jr. Lien:
1,000,000	AAA	FGIC-Insured, 5.375% due 7/1/29 (f)	1,014,440
1,500,000	AAA	Series A, FSA-Insured, 5.000% due 7/1/25 (d)	1,535,670

			2,550,110

Utilities - 7.4%
		Agricultural Improvement and Power District, Electric Systems Revenue, (Salt River Project):
1,000,000	AA	Series A, 5.000% due 1/1/23	1,042,110
1,555,000	AA	Series B, 5.000% due 1/1/31 (d)	1,583,519
183,000	BBB-	Prescott Valley Improvement District, Special Assessment, Sewer Collection System, Roadway Repair, 7.900% due 1/1/12	190,135
1,000,000	BB+	Yavapai County IDA, IDR, (Citizens Utilities Co. Project), 5.450% due 6/1/33 (f)	978,340

			3,794,104

See Notes to Schedule of Investments.

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Water and Sewer - 4.2%
$1,000,000	Aaa*	Arizona Water Infrastructure Finance Authority, Series A, (Call 10/1/11 @ 100), 5.000% due 10/1/19 (b)	$1,117,870
1,000,000	AAA	Phoenix Civic Improvement Corp. Wastewater System Revenue, Jr. Lien, FGIC-Insured, 5.000% due 7/1/24	1,030,830

			2,148,700

		TOTAL INVESTMENTS - 99.2% (Cost - $48,913,903**)	50,961,324
		Other Assets in Excess of Liabilities - 0.8%	422,544

		TOTAL NET ASSETS - 100.0%	$51,383,868

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*) which are rated by Moody’s Investors Service.

(b)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	All or a portion of this security is held as collateral for open futures contracts.

(d)	All or a portion of this security is segregated by the custodian for open futures contracts.

(e)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(g)	Variable rate obligation payable at par on demand at anytime on no more than seven days notice.

**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 4 and 5 for definitions of ratings and certain abbreviations.

See Notes to Schedule of Investments.

Bond Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the

“Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings

(unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG-1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.

Abbreviations*

(unaudited)

ABAG — Association of Bay Area Governments

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

AMT — Alternative Minimum Tax

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CDA — Community Development Authority

CGIC — Capital Guaranty Insurance Company

CHFCLI	— California Health Facility Construction Loan Insurance

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

CSD — Central School District

CTFS — Certificates

DFA — Development Finance Agency

EDA — Economic Development Authority

EFA — Educational Facilities Authority

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Federal Savings Association

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDA — Housing Development Authority

HDC — Housing Development Corporation

HEFA — Health & Educational Facilities Authority

HFA — Housing Finance Authority

IBC — Insured Bond Certificates

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

IFA — Industrial Finance Agency

INFLOS — Inverse Floaters

ISD — Independent School District

ISO — Independent System Operator

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MERLOT — Municipal Exempt Receipts Liquidity Optional Tender

MFH — Multi-Family Housing

MSTC — Municipal Securities Trust Certificates

MUD — Municipal Utilities District

MVRICS — Municipal Variable Rate Inverse Coupon Security

PART — Partnership Structure

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFC — Public Finance Corporation

PSFG — Permanent School Fund Guaranty

Q-SBLF — Qualified School Bond Loan Fund

Radian — Radian Asset Assurance

RAN — Revenue Anticipation Notes

RAW — Revenue Anticipation Warrants

RDA — Redevelopment Agency

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

SPA — Standby Bond Purchase Agreement

SWAP — Swap Structure

SYCC — Structured Yield Curve Certificate

TAN — Tax Anticipation Notes

TCRS — Transferable Custodial Receipts

TECP — Tax Exempt Commercial Paper

TFA — Transitional Finance Authority

TOB — Tender Option Bond Structure

TRAN — Tax and Revenue Anticipation Notes

UFSD — Unified Free School District

UHSD — Unified High School District

USD — Unified School District

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRDO — Variable Rate Demand Obligation

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Smith Barney Arizona Municipals Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Futures Contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of their portfolios. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

(c) Investment Transaction. Security transactions are accounted for on trade date.

(d) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Arizona, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Arizona.

Notes to Schedule of Investments (unaudited) (continued)

Note 2. Investments

At August 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,397,027
Gross unrealized depreciation	(349,606)

Net unrealized appreciation	$2,047,421

At August 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell
U.S. Treasury Long Bonds	30	9/04	$3,131,484	$3,375,937	$(244,453)
U.S. Treasury Long Bonds	140	12/04	15,443,914	15,583,750	(139,836)

Net Unrealized Loss on Open Futures Contracts					$(384,289)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Arizona Municipals Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date	October 28, 2004

By	/s/ James M. Giallanza
James M. Giallanza Chief Financial Officer

Date	October 28, 2004